Income taxes (Details) - USD ($)	3 Months Ended	12 Months Ended			24 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax expense	$ 10,786,000	$ 12,850,000
Effective tax rate	22.60%	4.70%	0.00%	0.00%
Enacted statutory rate	21.00%	21.00%
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration		$ 51,600,000			$ 51,600,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		51,600,000			51,600,000
Unrecognized tax benefits, interest or penalties	$ 0	$ 0			$ 0
Inflation Reduction Act, corporate alternative minimum tax percentage	15.00%	15.00%
Inflation Reduction Act, excise tax percentage	1.00%	1.00%